Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Term Loans	Drawn	December 31,
	Amount	2022	2023
Issued in November 202 1 maturing in November 202 6 (“term loan A”)	28,000,000	23,196,000	—

Issued in September 202 2 maturing in September 202 6 (“term loan B”)	17,000,000	16,450,000	—

Issued in November 202 2 maturing in November 202 7 (“term loan C”)	30,792,500	30,792,500	—

Total		70,438,500	—
Current portion of long-term debt		10,324,000	—
Long-term debt		60,114,500	—

Total debt		70,438,500	—
Current portion of deferred finance charges		147,462	—
Deferred finance charges non-current		326,577	—

Total deferred finance charges		474,039	—

Total debt		70,438,500	—
Less: Total deferred finance charges		474,039	—

Total debt, net of deferred finance charges		69,964,461	—
Less: Current portion of long-term debt, net of current portion of deferred finance charges		10,176,538	—

Total long – term debt		59,787,923	—